Acquisitions and Other Business Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
Amount of FTC's Redeemable Noncontrolling Interest at Date of Business Combination
The amount of FTC’s redeemable noncontrolling interest at the date of the business combination was determined as follows:

(in millions)
Noncontrolling interest in contributed net assets	$693
Accretion to redeemable value	477
Redeemable noncontrolling interest at date of business combination	$1,170

Movement In Redeemable Noncontrolling Interest After Business Combination
The movement in redeemable noncontrolling interest after the business combination is as follows:

(in millions)
Redeemable noncontrolling interest at date of business combination	$1,170
Share of net earnings	26
Dividend payments	(24)
Currency translation	16
Redeemable noncontrolling interest at December 31, 2010	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation	—
Redeemable noncontrolling interest at December 31, 2011	$1,212
Share of net earnings	171
Dividend payments	(105)
Currency translation	25
Net loss and prior service cost	(2)
Redeemable noncontrolling interest at December 31, 2012	$1,301